Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo (Details)		6 Months Ended
	Nov. 17, 2025	Jun. 30, 2025
Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo [Line Items]
Percentage of diluted equity exchange		7.50%
Forecast [Member]
Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo [Line Items]
Percentage of votes cast	98.00%